UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06177

Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	May 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.8% (100.0% of Total Investments)

	Consumer Staples – 6.2% (4.2% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 1,000	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 870,200
1,000	5.650%, 6/01/41	12/18 at 100.00	BB–	843,570
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
280	4.250%, 6/01/21	6/15 at 100.00	BB+	268,520
3,500	5.250%, 6/01/45	6/15 at 100.00	B–	2,817,710
150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	126,650
	Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	5,552,277
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	2,968,525
	Bonds, Series 2005A-1, 5.375%, 6/01/38
16,170	Total Consumer Staples			13,447,452
	Education and Civic Organizations – 6.8% (4.6% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	3,034,470
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,111,600
	5.000%, 10/01/27 – NPFG Insured
1,575	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	1,700,087
	2010, 5.000%, 2/01/40
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	172,924
	2005A, 5.000%, 10/01/35
120	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	127,092
	2006, 5.000%, 11/01/21
545	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	580,910
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	10/23 at 100.00	Baa1	1,063,190
	5.000%, 10/01/38
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	10/14 at 100.00	Aa3	6,024,060
	Projects, Series 1997C, 5.400%, 10/01/22
14,410	Total Education and Civic Organizations			14,814,333
	Health Care – 30.4% (20.6% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,011,520
	Series 2004G, 5.250%, 7/01/23
3,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA	3,460,001
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
390	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	428,407
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	1,369,813
	Series 2012A, 5.000%, 10/01/33
840	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	935,726
	San Diego, Series 2011, 5.250%, 8/15/41
2,400	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,496,960
	5.250%, 11/15/46
6,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,038,306
	5.250%, 11/15/46 (UB)
1,270	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,530,731
	6.000%, 8/15/42
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
2,950	5.250%, 2/01/27	2/17 at 100.00	Baa1	3,065,699
1,750	5.250%, 2/01/46	2/17 at 100.00	Baa1	1,778,140
5,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	5,041,200
	System West, Series 2005A, 5.000%, 3/01/35
8,275	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	8,965,464
	Series 2012A, 5.000%, 4/01/42
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	1,172,323
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
3,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	2,870,100
	Health System, Series 2005A, 5.250%, 7/01/24
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	1,932,791
	System, Series 2001C, 5.250%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente
	System, Series 2006:
1,785	5.000%, 3/01/41	3/16 at 100.00	A+	1,830,964
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,417,879
770	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	784,014
	2005A, 5.000%, 11/15/43
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,011,080
	2005A, 5.000%, 12/01/23
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,987,473
	2008A, 8.250%, 12/01/38
2,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,547,840
	5.250%, 1/01/42
65	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	67,441
	6.500%, 11/01/29
2,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,643,300
	6.625%, 11/01/29
3,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	3,319,128
	6.000%, 11/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,328,213
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,575	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	2,915,724
	2011, 6.500%, 1/01/41
62,673	Total Health Care			65,950,237
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
1,230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,336,395
	Series 2010A, 6.400%, 8/15/45
1,255	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,323,925
	Series 2012A, 5.500%, 8/15/47
2,485	Total Housing/Multifamily			2,660,320
	Housing/Single Family – 1.2% (0.8% of Total Investments)
1,890	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A–	1,913,814
	5.050%, 2/01/29 (Alternative Minimum Tax)
105	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	109,822
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
480	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	A–	490,176
	2/01/42 (Alternative Minimum Tax)
2,475	Total Housing/Single Family			2,513,812
	Long-Term Care – 0.2% (0.2% of Total Investments)
475	California Statewide Community Development Authority, Certificates of Participation, Internext	10/14 at 100.00	BBB+	476,492
	Group, Series 1999, 5.375%, 4/01/17
	Tax Obligation/General – 33.2% (22.4% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,445	6.000%, 11/01/39	11/19 at 100.00	A1	18,571,993
1,505	5.500%, 11/01/39	11/19 at 100.00	A1	1,728,778
5,100	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	5,889,735
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,000	5.000%, 9/01/31	No Opt. Call	A1	3,387,300
3,815	5.000%, 9/01/41	9/21 at 100.00	A1	4,149,232
8,985	California State, General Obligation Bonds, Various Purpose Series 2014, 5.000%, 5/01/32	5/24 at 100.00	A1	10,321,247
3,030	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA	1,432,039
	Series 2010, 0.000%, 8/01/45 – AGM Insured
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	3,541,883
	NPFG Insured
2,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	2,755,000
	2011, 5.000%, 8/01/41
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	20,179,042
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
88,355	Total Tax Obligation/General			71,956,249
	Tax Obligation/Limited – 35.4% (23.9% of Total Investments)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A2	2,764,950
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/14 at 100.00	A2	3,010,530
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
2,875	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A2	3,181,734
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,175,410
	2009G-1, 5.750%, 10/01/30
1,390	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA	1,395,852
385	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	394,275
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
865	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay	9/14 at 100.00	N/R	868,140
	Ranch Village Seven, Series 2005, 5.250%, 9/01/30
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/14 at 100.00	A+	1,598,126
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
885	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/14 at 100.00	A–	890,425
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,175	15.314%, 6/01/31 – FGIC Insured (IF)	6/15 at 100.00	A1	1,260,399
825	15.314%, 6/01/35 – FGIC Insured (IF)	6/15 at 100.00	A1	874,170
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,819,649
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	3,845,261
	5.000%, 9/01/35 – SYNCORA GTY Insured
810	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	834,195
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	199,594
445	5.125%, 9/01/36	9/16 at 100.00	N/R	454,866
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	786,039
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
440	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	557,075
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
1,000	5.875%, 3/01/32	3/20 at 100.00	A	1,099,750
1,500	6.000%, 3/01/36	3/20 at 100.00	A	1,654,725
160	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	184,189
	Project, Series 2011, 6.750%, 9/01/40
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	4,543,560
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,390	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/14 at 100.00	N/R	1,407,083
	Project, Series 1997, 6.375%, 9/01/17
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/14 at 100.00	AA–	1,003,510
	Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,170	5.250%, 9/01/30	9/23 at 100.00	N/R	1,268,596
1,050	5.750%, 9/01/39	9/23 at 100.00	N/R	1,150,296
190	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	206,927
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
150	6.000%, 9/01/33	9/14 at 100.00	N/R	155,013
330	6.125%, 9/01/41	9/14 at 100.00	N/R	340,890
2,630	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,803,554
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos	No Opt. Call	AA–	1,008,380
	Community Development Project, Series 2003A, 5.000%, 8/01/14 – NPFG Insured
525	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	591,638
	2011A, 5.750%, 9/01/30
95	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	115,124
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax
	Bonds Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	604,090
710	5.000%, 9/01/42	9/22 at 100.00	N/R	753,970
1,415	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	AA–	1,448,819
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	4,524,240
	5.400%, 11/01/20 – AMBAC Insured
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown	No Opt. Call	AA–	1,692,988
	Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	570,215
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	95,946
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
75	7.000%, 8/01/33	2/21 at 100.00	BBB+	85,116
95	7.000%, 8/01/41	2/21 at 100.00	BBB+	106,311
130	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	141,131
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/14 at 100.00	AA	3,549,246
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB	2,090,337
	Project, Series 2008B, 6.250%, 8/01/20
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	6,078,660
	5.000%, 2/01/38 – AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	12/14 at 100.00	AA–	2,902,168
	Series 2003, 5.000%, 6/01/23 – NPFG Insured
5,250	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel	9/14 at 100.00	A	5,309,430
	Community Improvement Projects, Subordinate Lien Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
130	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	146,207
	7.000%, 10/01/26
915	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	911,679
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
600	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	733,272
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,316,650
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
225	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	267,653
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
74,950	Total Tax Obligation/Limited			76,772,053
	Transportation – 10.8% (7.3% of Total Investments)
2,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	No Opt. Call	AA	3,133,164
	2012F-1, 5.000%, 4/01/30
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	1,859,320
	Option Bond Trust 3211, 13.465%, 10/01/32 (IF)
2,195	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	2,562,772
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
4,840	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,469,587
4,840	6.000%, 1/15/53	1/24 at 100.00	BBB–	5,544,317
2,975	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	3,278,272
	Airport, Senior Lien Series 2010D, 5.000%, 5/15/40
1,490	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	1,622,416
	(Alternative Minimum Tax)
20,380	Total Transportation			23,469,848
	U.S. Guaranteed – 5.4% (3.7% of Total Investments) (4)
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	2,261,667
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	3,673,214
	Tender Option Bond Trust 1065, 9.251%, 3/01/33 (Pre-refunded 3/01/18) (IF)
960	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	964,032
	(Pre-refunded 7/01/14)
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/14 at 100.00	AA (4)	1,506,615
	2004C, 5.250%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA (4)	2,304,857
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA (4)	20,174
	5.250%, 8/01/21 (Pre-refunded 8/01/14) – NPFG Insured
585	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	AA– (4)	639,341
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	364,648
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
10,573	Total U.S. Guaranteed			11,734,548
	Utilities – 3.1% (2.1% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,687,468
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	748,850
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	7/14 at 100.00	AA–	3,222,423
	NPFG Insured
6,200	Total Utilities			6,658,741
	Water and Sewer – 13.9% (9.4% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	4,910,663
1,000	5.000%, 10/01/34	4/23 at 100.00	AA–	1,135,490
5,900	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	6,034,048
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	552,464
	5.000%, 4/01/36 – NPFG Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
6,250	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	6,967,938
2,000	5.000%, 7/01/41	1/21 at 100.00	AA	2,179,340
7,170	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	8,409,834
	Series 2010A, 5.250%, 5/15/28
27,090	Total Water and Sewer			30,189,777
$ 326,236	Total Long-Term Investments (cost $294,259,631)			320,643,862
	Floating Rate Obligations – (4.5)%			(9,815,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.7)% (5)			(105,600,000)
	Other Assets Less Liabilities – 5.4%			11,662,787
	Net Assets Applicable to Common Shares – 100%			$ 216,891,649

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$320,643,862	$ —	$320,643,862

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $284,120,462.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$29,195,973
Depreciation	(2,489,751)
Net unrealized appreciation (depreciation) of investments	$26,706,222

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014